Finance Expense - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [LineItems]
Borrowing costs	[1]	$ 43.4	$ 17.5	$ 22.9
Additions to property plant and equipment		612.5
General Borrowings [Member]
Statement [LineItems]
Borrowing costs incurred		31.0
Specific Borrowings [Member]
Statement [LineItems]
Borrowing costs incurred		12.4
Gruyere [member]
Statement [LineItems]
Specific borrowings relates to related parties		$ 12.4

[1]	Borrowing costs capitalised of US$43.4 million comprise borrowing costs relating to general borrowings of US$31.0 million and specific borrowings of US$12.4 million. The specific borrowings of US$12.4 million relate to the Gruyere project and are included in additions to property, plant and equipment of US$612.5 million (refer note 13).